Debt (New Term Loan) (Detail) - New Term Loan		3 Months Ended
	Mar. 21, 2017	Mar. 31, 2017	Apr. 03, 2017
Line Of Credit Facility [Line Items]
Debt instrument maturity date	Mar. 21, 2021	Mar. 21, 2021
Alternate Base Rate
Line Of Credit Facility [Line Items]
Basis spread on variable rate	6.75%	6.75%
Outstanding borrowings, accruing interest rate		10.75%
Adjusted LIBO Rate
Line Of Credit Facility [Line Items]
Basis spread on variable rate	7.75%	7.75%
Debt instrument floor rate	1.00%	1.00%
Adjusted LIBO Rate | Subsequent Event
Line Of Credit Facility [Line Items]
Outstanding borrowings, accruing interest rate			8.78%